Plan Termination and Discontinuance of Contributions	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Risk and Uncertainty [Line Items]
Plan Termination and Discontinuance of Contributions	Plan Termination and Discontinuance of Contributions
As a result of the Company's sale of TFP to Toppan Inc., the Plan experienced a partial plan termination as defined by ERISA in 2025. Under ERISA, a partial plan termination may occur if a significant percentage of the Plan participants are terminated because of an action taken by the Plan Sponsor. Because a partial plan termination occurred, full vesting in the employer’s contribution was required for the affected participants, but the remaining participants’ vesting continued to be determined per the plan provisions.

All affected employees who were participants in the Plan were fully vested in their account balances at the date of their partial plan termination.
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA, at which point the account balances of the participants will be fully vested.